Note 4 - Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes Tables
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	June 30,
	2020	2019
Employee and non-employee stock options	1,958,411	1,552,211
Common stock issuable under common stock purchase warrants	3,934,099	2,509,477
	5,892,510	4,061,688

	December 31,
	2019	2018
Employee and non-employee stock options	1,744,811	1,032,211
Estimated common shares issuable upon conversion of notes payable and accrued interest	-	383,947
Common stock issuable under common stock purchase warrants	3,422,099	2,035,197
	5,166,910	3,451,355